Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Mar. 31, 2025
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years